Separation of Kyndryl	12 Months Ended
Dec. 31, 2021
Separation of Kyndryl
Separation of Kyndryl

NOTE C. SEPARATION OF KYNDRYL

On November 3, 2021, the company completed the separation of its managed infrastructure services unit into a new public company with the distribution of 80.1 percent of the outstanding shares of Kyndryl to IBM stockholders on a pro rata basis. To effect the separation, IBM stockholders received one share of Kyndryl common stock for every five shares of IBM common stock held at the close of business on October 25, 2021, the record date for the distribution. The company retained 19.9 percent of the shares of Kyndryl common stock immediately following the separation with the intent to dispose of such shares within twelve months after the distribution. The accounting requirements for reporting the separation of Kyndryl as a discontinued operation were met when the separation was completed. Accordingly, the historical results of Kyndryl have been presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. Prior to the separation, Kyndryl was predominantly reported within the company’s Global Technology Services segment. For additional information relating to the company’s segments, refer to note E, “Segments.”

The company’s presentation of discontinued operations excludes general corporate overhead costs which were historically allocated to Kyndryl, consistent with the company’s management system, that do not meet the requirements to be presented in discontinued operations. Such allocations include labor and non-labor expenses related to IBM’s corporate support functions (e.g., finance, accounting, tax, treasury, IT, HR, legal, among others) that historically provided support to Kyndryl and transferred to Kyndryl at separation. In addition, discontinued operations excludes the historical intercompany purchases and sales between IBM and Kyndryl that were eliminated in consolidation.

In the fourth quarter of 2021, prior to separation, Kyndryl completed the offering of $2.4 billion in aggregate principal amount of senior unsecured fixed-rate notes and entered into a $500 million three-year variable rate term loan. Cash raised from the debt issuance and term loan was used to fund Kyndryl’s opening cash balance, with the remaining net cash proceeds of $879 million paid by Kyndryl to IBM in the form of a dividend at separation which is included in cash flows from financing activities in the Consolidated Statement of Cash Flows. Following completion of the Kyndryl separation on November 3, 2021, the notes and term loan are no longer obligations of IBM.

Separation costs of $1,042 million and $21 million incurred during the years ended December 31, 2021 and 2020, respectively, are included in income from discontinued operations, net of taxes in the Consolidated Income Statement. These charges primarily relate to transaction and third-party support costs, business separation and applicable employee retention fees, pension settlement charges and tax charges related to the Kyndryl separation. There were no separation costs incurred in 2019.

IBM and Kyndryl entered into various agreements to effect the separation and provide a framework for their on-going relationship, including a separation and distribution agreement, transition services agreement, employee matters agreement, tax matters agreement, intellectual property agreement, real estate matters agreement, client relationship agreement, master subcontracting agreement and a stockholder’s and registration rights agreement. The transition services predominantly consist of information technology services that IBM will provide to Kyndryl for a period no longer than two years after the separation. The impact of these transition services on the company’s Consolidated Financial Statements for the year ended December 31, 2021 was not material.

IBM and Kyndryl entered into various commercial agreements pursuant to which Kyndryl will purchase hardware, software and services from IBM for use in the delivery of Kyndryl services agreements and under which IBM will receive services from Kyndryl, related to hosting data centers and servicing IBM’s information infrastructure. As part of the separation, IBM has committed to provide Kyndryl upgraded hardware at no cost to Kyndryl over a two-year period after the separation. IBM recorded $265 million for the total estimate of IBM’s obligation under the agreement to other accrued expenses and liabilities in the Consolidated Balance Sheet.

The following table presents the major categories of income from discontinued operations:

($ in millions)
For the year ended December 31:	2021	*È	2020	*	2019	*
Revenue	$14,994		$18,441		$19,433
Cost of sales	11,270		13,651		14,478
Selling, general and administrative expense	1,865		1,638		1,726
Workforce rebalancing charges	35		887		158
RD&E and Other (income) and expense	80		124		116
Income from discontinued operations before income taxes	$1,744		$2,142		$2,954
Provision for income taxes	714	**	484		670
Income from discontinued operations, net of taxÈÈ	$1,030		$1,658		$2,285

*	Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.
**	Includes tax charges related to the Kyndryl separation.
È	Represents 10 months of Kyndryl operations in 2021, versus a full year of Kyndryl operations in 2020 and 2019.
ÈÈ	Includes $(1) million, $89 million and $(4) million in 2021, 2020 and 2019, respectively, related to discontinued operations of Microelectronics, divested in 2015.

The following table presents the major classes of assets and liabilities of discontinued operations:

($ in millions)
At December 31:	2020
Assets
Current assets
Notes and accounts receivable (net of allowances of $94)	$1,361
Deferred costs	1,089
Prepaid expenses and other current assets	168
Total current assets of discontinued operations	2,618
Plant, rental machines and other property, net	3,835
Operating right-of-use assets, net	1,120
Deferred costs	1,300
Deferred taxes	837
Goodwill*	5,851
Other assets	203
Total non-current assets of discontinued operations	13,147
Total assets of discontinued operations	$15,764
Liabilities
Current liabilities
Accounts payable	$875
Compensation and benefits	384
Workforce reductions	449
Deferred income	854
Operating lease liabilities	322
Other accrued expenses and liabilities	936
Total current liabilities of discontinued operations	3,820
Long-term debt	138
Retirement and nonpension postretirement benefit obligations	1,063
Deferred income	543
Operating lease liabilities	854
Other liabilities	718
Total non-current liabilities of discontinued operations	3,317
Total liabilities of discontinued operations	$7,136

*	Goodwill allocated to discontinued operations represents the amount of goodwill attributable to Kyndryl which was determined on a relative fair value basis.

The total net impact to stockholder’s equity as a result of the separation was a reduction of $7,203 million, which has been reflected as a reduction of $8,404 million, $1,264 million and $62 million to retained earnings, accumulated other comprehensive income/(loss)

and noncontrolling interest, respectively, in the Consolidated Statement of Equity as of December 31, 2021. The company retained 19.9 percent of the shares of Kyndryl common stock which had a net book value of $681 million as of November 3, 2021, the separation date. Refer to note A, “Significant Accounting Policies,” and note J, “Financial Assets & Liabilities,” for additional information on the retained shares.

The following table presents selected financial information related to cash flows from discontinued operations:

($ in millions)
For the year ended December 31:	2021	*	2020	2019
Net cash provided by/(used in) operating activities	$1,612		$4,403	$4,535
Net cash provided by/(used in) investing activities	(380)		(935)	(1,113)

* Represents 10 months of Kyndryl operations in 2021, versus a full year of Kyndryl operations in 2020 and 2019.